INCOME TAXES	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

Pursuant to the provisions of FASB ASC Topic No. 740 Income Taxes (“ASC 740”), deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss and tax credit carryforwards. A valuation allowance of approximately $27,508,000 and $26,483,000 has been established to offset the net deferred tax assets as of June 30, 2025 and 2024, respectively, due to uncertainties surrounding the Company’s ability to generate future taxable income to realize these assets.

The Company is subject to taxation in the United States, California and Georgia. The Company’s tax years from 2010 and forward are subject to examination by the federal and state taxing authorities due to the carry forward of unutilized net operating losses and research and development credits, as applicable.

The Company has primarily incurred losses since inception. A current state income tax provision of $4,000 has been recorded for state minimum and net worth taxes. Significant components of the Company’s net deferred tax assets and liabilities are shown in the table below.

	Year ended June 30,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$22,222,000	$21,553,000
Research and development credit carryforward	27,000	27,000
Capitalized research and development expenses	2,323,000	1,987,000
Stock compensation	20,000	638,000
Disallowed interest expense	740,000	431,000
Lease liability	322,000	567,000
Other, net	2,138,000	1,785,000
Gross deferred tax assets	27,792,000	26,988,000
Less valuation allowance	(27,508,000)	(26,483,000)
Total deferred tax assets	284,000	505,000

Deferred tax liabilities:
Right of use asset	(284,000)	(505,000)
Total deferred tax liabilities	(284,000)	(505,000)
Total net deferred tax liabilities	$–	$–

At June 30, 2025, the Company had unused net operating loss (“NOL”) carryovers of approximately $77,171,000 and $87,399,000 that are available to offset future federal and state taxable income, respectively. Federal NOL carryforwards arising after 2017 of approximately $54,763,000 do not expire. Federal NOL carryforwards arising before 2018 of approximately $22,408,000 and all of the state NOL carryforwards begin to expire in 2030.

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate at June 30, 2025 and 2024, due to the following:

	Year ended June 30,
	2025	2024
Federal income taxes at 21%	$(1,401,000)	$(1,749,000)
State income taxes, net	(223,000)	(546,000)
Permanent differences and other	178,000	241,000
Other true ups	425,000	270,000
Change in valuation allowance	1,025,000	1,787,000
Provision for income taxes	$4,000	$3,000

Internal Revenue Code Section 382 limits the use of our net operating loss carryforwards if there has been a cumulative change in ownership of more than 50% within a three-year period. The Company has not yet completed a Section 382 study. If such analysis determines there is a limitation on the use of net operating loss carryforwards to offset future taxable income, the recorded deferred tax asset relating to such net operating loss carryforwards will be reduced. However, as the Company has recorded a full valuation allowance against its net deferred tax assets, there would be no impact on the Company’s consolidated financial statements as of June 30, 2025 and 2024.

Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. In accordance with ASC 740, there are no unrecognized tax benefits as of June 30, 2025 and 2024.